UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     November 10, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $78,040 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     3273    39750 SH       SOLE                    39750        0        0
BAKER HUGHES INC               COM              057224107     2712    77610 SH       SOLE                    77610        0        0
BUCYRUS INTL INC NEW           COM              118759109     1274    52800 SH       SOLE                    52800        0        0
CAMERON INTERNATIONAL CORP     COM              13342b105     4433   182740 SH       SOLE                   182740        0        0
CONSOL ENERGY INC              COM              20854p109     4803   153000 SH       SOLE                   153000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     3223    36290 SH       SOLE                    36290        0        0
ENERGEN CORP                   COM              29265n108      774    23050 SH       SOLE                    23050        0        0
HALLIBURTON CO                 COM              406216101     3854   194750 SH       SOLE                   194750        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330p107      648    61405 SH       SOLE                    61405        0        0
HOUSTON AMERN ENERGY CORP      COM              44183u100     1541   386300 SH       SOLE                   386300        0        0
JOY GLOBAL INC                 COM              481165108     3823    97400 SH       SOLE                    97400        0        0
KEY ENERGY SVCS INC            COM              492914106     3395   547500 SH       SOLE                   547500        0        0
MARATHON OIL CORP              COM              565849106     5173   177750 SH       SOLE                   177750        0        0
MCDERMOTT INTL INC             COM              580037109     1861   108620 SH       SOLE                   108620        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     3811   127500 SH       SOLE                   127500        0        0
NOBLE CORPORATION              SHS              g65422100     1258    39050 SH       SOLE                    39050        0        0
ONEOK INC NEW                  COM              682680103     1117    35000 SH       SOLE                    35000        0        0
PEABODY ENERGY CORP            COM              704549104     4987   144500 SH       SOLE                   144500        0        0
SCHLUMBERGER LTD               COM              806857108     6169   119435 SH       SOLE                   119435        0        0
SMITH INTL INC                 COM              832110100      945    27400 SH       SOLE                    27400        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108     1743    81750 SH       SOLE                    81750        0        0
TIDEWATER INC                  COM              886423102     4907    75450 SH       SOLE                    75450        0        0
TRANSOCEAN INC NEW             SHS              g90073100     6353    77166 SH       SOLE                    77166        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     4390   260100 SH       SOLE                   260100        0        0
WILLIAMS COS INC DEL           COM              969457100     1573    75000 SH       SOLE                    75000        0        0